Quarterly Results of Operations (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Summarized Unaudited Quarterly Operating Results

Summarized unaudited quarterly operating results for the year ended December 31, 2017:

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
December 31, 2017:
Interest and dividend income	$8,160	8,419	8,635	8,541
Interest expense	1,406	1,454	1,537	1,566

Net interest income	6,754	6,965	7,098	6,975
Provision for loan losses	291	59	71	56

Net interest income after provision for loan losses	6,463	6,906	7,027	6,919
Noninterest income	2,296	1,836	2,030	1,868
Noninterest expense	7,689	7,233	7,168	7,806

Income before income taxes	1,070	1,509	1,889	981
Income taxes	135	368	486	1,159

Net income (loss)	$935	1,141	1,403	(178)

Basic earnings (loss) per share	$0.15	0.18	0.22	(0.03)

Diluted earnings (loss) per share	$0.15	0.18	0.22	(0.03)

Weighted average shares outstanding:
Basic	6,218,706	6,228,994	6,236,075	6,202,635

Diluted	6,218,706	6,228,994	6,236,075	6,202,635

Summarized unaudited quarterly operating results for the year ended December 31, 2016:

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
December 31, 2016:
Interest and dividend income	$8,081	7,691	8,004	7,951
Interest expense	1,405	1,268	1,315	1,311

Net interest income	6,676	6,423	6,689	6,640
Provision for loan losses	458	465	255	63

Net interest income after provision for loan losses	6,218	5,958	6,434	6,577
Noninterest income	2,020	1,970	1,945	2,000
Noninterest expense	7,683	7,609	7,353	7,211

Income before income taxes	555	319	1,026	1,366
Income taxes	46	15	41	260

Net income	$509	304	985	1,106

Basic earnings per share	$0.08	0.05	0.16	0.18

Diluted earnings per share	$0.08	0.05	0.16	0.18

Weighted average shares outstanding:
Basic	6,297,755	6,232,457	6,212,231	6,193,278

Diluted	6,297,755	6,232,457	6,212,231	6,193,278